Securities Management Timing Fund
Schedule of Investments - November 30, 2000
(Unaudited)

                                                                 Principal
                                                                   Value                          Value
Money Market Securities - 1.5%
Firstar Treasury Fund, 5.61% (a) (Cost $104,732)                      104,732                       $ 104,732
                                                                                            ------------------

TOTAL INVESTMENTS - 1.5%  (Cost $104,732)                                                             104,732
                                                                                            ------------------
Other assets in excess of liabilities - 98.5%                                                       6,894,274
                                                                                            ------------------
TOTAL NET ASSETS - 100.0%                                                                          $6,999,006

                                                                                            ==================

(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2000.

Securities Management Timing Fund                                                    November 30, 2000
Statement of Assets & Liabilities
(Unaudited)


Assets
Investment in securities, at value (cost $104,732)                                           $ 104,732
Interest receivable                                                                              3,337
Receivable for investments sold                                                              6,908,588
Receivable from advisor for expenses waived                                                     23,354
Deferred organization cost                                                                      21,651
Other account receivables                                                                       70,392
                                                                                    -------------------
     Total assets                                                                            7,132,054

Liabilities
Payable to custodian bank                                                                       79,640
Accrued trustee expense payable                                                                  3,050
Accrued investment advisory fee payable                                                         44,609
Payable for fund shares purchased                                                                5,749
                                                                                    -------------------
     Total liabilities                                                                         133,048
                                                                                    -------------------

Net Assets                                                                                 $ 6,999,006
                                                                                    ===================

Net Assets consist of:
Paid-in capital                                                                           $ 10,722,374
Accumulated net investment loss                                                                (94,813)
Accumulated net realized loss on investments                                                (3,628,555)
                                                                                    -------------------

Net Assets,  for 1,334,193 shares                                                          $ 6,999,006
                                                                                    ===================

Net Asset Value

Net asset value, offering and redemption price per share ($6,999,006/1,334,193)                $ 5.25
                                                                                    ===================

Securities Management Timing Fund
Statement of Operations
For the six months ended November 30, 2000
(Unaudited)

Investment Income
Interest income                                                                           $ 125,417
                                                                                 -------------------
Total Income                                                                                125,417

Expenses
Investment advisory fee                                                                     208,094
Trustees' fees                                                                                7,782
Organization expense                                                                          4,354
                                                                                 -------------------
Total operating expenses                                                                    220,230
                                                                                 -------------------
Net Investment Loss                                                                         (94,813)
                                                                                 -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                 (568,900)
Change in net unrealized depreciation
   on investment securities                                                                 (96,227)
                                                                                 -------------------
Net realized and unrealized gain (loss) on investment securities                           (665,127)
                                                                                 -------------------
Net decrease in net assets resulting from operations                                     $ (759,940)
                                                                                 ===================

Securities Management Timing Fund
Statement of Changes In Net Assets


                                                                                 Six months ended
                                                                                 November 30, 2000          Year ended
                                                                                   (Unaudited)             May 31, 2000
                                                                                 -----------------     ---------------------

Increase (Decrease) in Net Assets
From Operations
  Net investment loss                                                                   $ (94,813)               $ (325,560)
  Net realized loss on investment securities                                             (568,900)                   38,081
  Change in net unrealized depreciation                                                   (96,227)                 (574,477)
                                                                                 -----------------     ---------------------
  Net decrease in net assets resulting from operations                                   (759,940)                 (861,956)
                                                                                 -----------------     ---------------------
Distributions
   From net realized gain                                                                       0                (3,929,604)
                                                                                 -----------------     ---------------------
   Total distributions                                                                          0                (3,929,604)
                                                                                 -----------------     ---------------------
Share Transactions
  Net proceeds from sale of shares                                                        400,068                 9,063,507
  Shares issued in reinvestment of distributions                                                0                 3,929,604
  Shares redeemed                                                                      (1,874,812)              (15,497,851)
                                                                                 -----------------     ---------------------
  Net decrease in net assets resulting
  from share transactions                                                              (1,474,744)               (2,504,740)
                                                                                 -----------------     ---------------------
Total decrease in net assets                                                           (2,234,684)               (7,296,300)

Net Assets
  Beginning of period                                                                   9,233,690                16,529,990
                                                                                 -----------------     ---------------------
  End of period [including accumulated net
    investment loss of  $94,813 and $0, respectively]                                 $ 6,999,006               $ 9,233,690
                                                                                 =================     =====================

Shares of capital stock of the Fund sold and redeemed:
  Shares sold                                                                              64,962                 1,218,559
  Shares reinvested                                                                             0                   609,415
  Shares redeemed                                                                        (322,722)               (1,585,640)
                                                                                 -----------------     ---------------------
Net increase in number of shares outstanding                                             (257,760)                  242,334
                                                                                 =================     =====================

Securities Management Timing Fund
Financial Highlights



                                                    Six months ended
                                                   November 30, 2000                 Year ended                 Year ended
                                                      (Unaudited)                   May 31, 2000             May 31, 1999 (a)
                                                  ---------------------         ---------------------      ---------------------
Selected Per Share Data
Net asset value, beginning of period                            $ 5.80                       $ 12.25                    $ 10.00
                                                  ---------------------         ---------------------      ---------------------
Income from investment operations
  Net investment loss                                            (0.06)                        (0.21)                     (0.22)
  Net realized and unrealized gain (loss)                        (0.49)                        (0.08)                      3.44
                                                  ---------------------         ---------------------      ---------------------
 Total from investment income (loss) operations                   (0.55)                        (0.29)                      3.22
                                                  ---------------------         ---------------------      ---------------------
Distributions to shareholders
  From net investment income (loss)                               0.00                         (6.16)                     (0.97)
  From net realized gain                                          0.00                          0.00                       0.00
                                                  ---------------------         ---------------------      ---------------------
Total distributions                                               0.00                         (6.16)                     (0.97)
                                                  ---------------------         ---------------------      ---------------------

Net asset value, end of period                                  $ 5.25                        $ 5.80                    $ 12.25
                                                  =====================         =====================      =====================

Total Return                                                     (9.48)(b)                     (7.34)%                   33.14% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $6,999                        $9,234                    $16,530
Ratio of expenses to average net assets                          4.99% (c)                     4.99%                      4.99% (c)
Ratio of net investment income (loss) to
   average net assets                                            (2.15)(c)                     (2.30)%                    (1.94)(c)
Portfolio turnover rate                                      4,618.34% (c)                23,116.67%                 10,710.86% (c)

(a)  For the period June 5, 1998 (commencement of operations) to May 31, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized.

                        Securities Management Timing Fund
                          Notes to Financial Statements
                                November 30, 2000
                                   (Unaudited)

NOTE 1. ORGANIZATION

The SMT Fund (the "Fund") was organized as series of Securities Management & Timing Funds, an Ohio business trust (the "Trust") on February 20, 1998 and commenced operations on June 5, 1998. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 20, 1998 (the "Trust Agreement"). The Trust Agreement
permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified series of the Trust. The SMT Fund's investment objective is to provide a "higher total return over the long term than the total return of the United States equity markets." Prior to July 20, 1999 the investment objective was to provide long-term capital appreciation. The Fund seeks to achieve its objective by following a market timing strategy, which is based on a proprietary investment model developed by Securities Management & Timing, Inc (the "Adviser"). The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

The Adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the Adviser. When the indicator generates a sell signal, the stocks will be sold and the proceeds invested in money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.



                        Securities Management Timing Fund
                          Notes to Financial Statements
                                November 30, 2000
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.

Federal Income Taxes - It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Expenses - Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholder (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs. For the semi-annual period ended November 30, 2000, the amount of organization expense that was expensed was $4,354.


                        Securities Management Timing Fund
                          Notes to Financial Statements
                                November 30, 2000
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other - Securities transactions are recorded on a trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Securities Management & Timing, Inc., (the "Adviser") to manage the Fund's investments. As compensation for its management services and agreement to be Fund is authorized to pay the Adviser a fee equal to an annual average rate of 4.95% of its average daily net assets of the Fund, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested persons trustees and extraordinary expenses. For the period ended November 30, 2000 the Adviser earned $218,465. Craig M. Pauly is the sole shareholder and President of the Adviser. He is also an officer, trustee, and shareholder of the Fund.

NOTE 4. INVESTMENTS

For the semi-annual period ending November 30, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $147,149,982 and $155,669,543, respectively. At the end of this period the Fund was fully invested in short term money market securities; therefore there is no unrealized appreciation or depreciation.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.